Other liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of other liabilities [Abstract]
Other liabilities
Note 37: Other liabilities

	2023 £m	2022[1] £m
Reinsurance contract liabilities	8	19
Settlement balances and items in the course of transmission to banks	1,429	1,497
Third party interests in consolidated funds[2]	10,518	10,413
Lease liabilities	1,632	1,317
Other creditors and accruals	5,439	5,518
Total other liabilities	19,026	18,764
1    Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
2    Where a collective investment vehicle is consolidated, the interests of parties other than the Group are reported at fair value in other liabilities.
The maturity analysis of the Group’s lease liabilities on an undiscounted basis is set out in the liquidity risk section of note 52.